Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Jun. 30, 2012 Successor Series A Preferred Stock	Dec. 31, 2011 Successor Series A Preferred Stock	Dec. 31, 2010 Successor Series A Preferred Stock	Jun. 30, 2012 Successor Series B Preferred Stock	Dec. 31, 2011 Successor Series B Preferred Stock	Dec. 31, 2010 Successor Series B Preferred Stock	Jun. 30, 2012 Successor Series D Preferred Stock	Dec. 31, 2011 Successor Series D Preferred Stock	Dec. 31, 2010 Successor Series D Preferred Stock	Jun. 30, 2012 Successor Series E Preferred Stock	Dec. 31, 2011 Successor Series E Preferred Stock
Current assets:
Cash and cash equivalents	$ 10,800,000		$ 3,159,711	$ 10,798,995	$ 867,738
Accounts receivable, net			77,375	27,275
Inventory, net	0		307,055	0
Prepaid expenses and other current assets			688,958	1,174,930	497,054
Current assets of discontinued operations	497,453	550,858	0	497,453	550,858
Total current assets			4,233,099	12,498,653	1,915,650
Property and equipment, net of accumulated depreciation	1,433,938	21,589	1,676,205	1,433,938	21,589
Intangible assets and other assets, net			6,065,225	6,340,906	6,340,906
Total assets			11,974,529	20,273,497	8,278,145
Current liabilities:
Current debt	6,730,861	7,300,000	2,685,935	6,730,861	56,911
Accounts payable			676,055	1,887,189	1,059,901
Accrued expenses	918,360	784,573	604,290	918,360	784,573
Deferred revenue			129,634	55,400
Current liabilities of discontinued operations	19,637	41,133	0	19,637	41,133
Total current liabilities			4,095,914	9,611,447	1,942,518
Long-term debt	0		873,106	0	7,290,881
Deferred tax liability			2,391,304	2,500,000	2,500,000
Warrant liability			20,839,000	13,087,000	8,171,518
Derivative liability			3,409,661	533,549	2,120,360
Other long-term liabilities			229,847	142,002	255,606
Total liabilities			31,838,832	25,873,998	22,280,883
Commitments
Preferred stock						0	0	1,280,150	0			0			0	0
Preferred stock series B, $0.001 par value; subscription receivable											(210,000)
Shareholders' deficit:
Common stock, value			98,379	95,678	20,376
Common stock-subscription receivable			(550,020)	(550,020)
Additional paid-in capital			44,418,999	43,734,339	2,437,893
Accumulated deficit during development stage			(63,831,661)	(48,880,498)	(17,531,157)
Total shareholders' deficit			(19,864,303)	(5,600,501)	(15,072,888)
Total liabilities, preferred stock and shareholders' deficit			$ 11,974,529	$ 20,273,497	$ 8,278,145